CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  May 7, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:      First Trust Exchange-Traded Fund (the "Registrant")
                   (Registration Nos. 333-125751 and 811-21774)
               ----------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of a Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on May 1, 2015. This filing relates to First Trust Capital Strength ETF, First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, First Trust Dow Jones Internet Index Fund, First Trust Dow Jones Select MicroCap Index Fund, First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Water Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust Total US Market AlphaDEX(R) ETF, First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund and First Trust Value Line(R) Dividend Index Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  ----------------------------
                                                  Morrison C. Warren

Enclosures